Condensed Balance Sheets	Sep. 30, 2022 GBP (£)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Fixed assets
Intangible assets	£ 69,514,613		£ 33,642,087			£ 39,663,886
Tangible assets	1,486,515		758,152			915,413
Investments:
Investments in associates	1,733,506		2,729,247			2,671,365
Investments in joint-ventures	6,660,562		10,096,077			9,313,580
Other fixed asset investments	2,305,798		1,972,169			167,632
Investment	81,700,994		49,197,732			52,731,876
Current assets
Debtors	47,991,391		37,003,398			29,056,099
Investments	6,583		4,254			4,940
Cash	12,425,119		12,961,870			8,298,069
Total Current Assets	60,423,093		49,969,522			37,359,108
Creditors: amounts falling due within one year	(91,678,450)		(40,903,852)			(16,667,168)
Net Current Assets	(31,255,357)		9,065,670			20,691,940
Total assets less current liabilities	50,445,637		58,263,402			73,423,816
Creditors: amounts falling due after more than one year			0			9,057,705
Provisions
Taxation including deferred tax	(2,054,229)		(1,958,233)			(1,978,716)
Net assets	48,391,408		56,305,169			62,387,395
Capital and reserves
Called up share capital	7,433		7,433			6,948
Additional paid-in capital	32,105,520		32,105,520			21,688,028
Other reserves	23,001,035		23,001,035			23,001,035
Profit and loss account	(6,727,684)		1,177,705			16,095,507
Total Shareholders' Deficit	48,386,304		56,291,693			60,791,518
Non-controlling interests	5,104		13,476			1,595,877
Total Capital and reserves	48,391,408		56,305,169			62,387,395
Due Within One Year [Member]
Current assets
Creditors: amounts falling due within one year	£ (91,678,450)		£ (40,903,852)			(16,667,168)
Cartesian Growth Corp [Member]
Current assets
Cash | $		$ 463,990		$ 551,258			$ 0
Prepaid Expenses | $		19,039		70,406			0
Total Current Assets | $		483,029		621,664			0
Deferred offering costs | $				0			130,686
Provisions
Cash and marketable securities held in Trust Account | $		347,105,214		345,031,308			0
Total Assets | $		347,588,243		345,652,972			130,686
Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit
Accounts payable and accrued expenses | $		491,688		182,120			0
Accrued offering costs and expenses | $				0			113,778
Total Current Liabilities | $		491,688		182,120			113,778
Convertible promissory note — related party | $		477,038		0
Deferred underwriting fee | $		12,075,000		12,075,000			0
Warrant liabilities | $		6,365,078		23,093,608			0
Total Liabilities | $		19,408,804		35,350,728			113,778
Commitments and Contingencies | $					[1]			[1]
Redeemable Ordinary Shares
Class A ordinary shares subject to possible redemption, 34,500,000 shares, issued and outstanding, at redemption values of approximately $10.06 and $10.00 at September 30, 2022 and December 31, 2021, respectively | $		347,105,214		345,031,308			0
Shareholders' Deficit
Preference shares | $
Class A ordinary shares | $
Class B ordinary shares | $		863		863	[2]		719	[2]
Capital and reserves
Additional paid-in capital | $							24,137
Profit and loss account | $		(18,926,638)		(34,729,927)			(7,948)
Total Shareholders' Deficit		(18,925,775)		(34,729,064)		£ 17,052	16,908
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit | $		$ 347,588,243		$ 345,652,972			$ 130,686

[1]	See Note 6 for revised disclosure regarding contingent fees in connection with financial advisor engagements.
[2]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.